Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Derivative Instruments [Abstract]
Maximum hedges future exposures term	2 years
Net losses recognized from currency transactions	$ (593)	$ 188
Unrealized gain (loss) on forward contracts, net	(334)	125
Outstanding hedge transactions	28,515		$ 30,354
Reclassified from other comprehensive profit (loss) to cost of revenues	120	122
Other comprehensive profit (loss) to operating expenses	98	102
Gain or loss on the derivative instruments, other comprehensive loss to sales and marketing expenses	29	27
Gain or loss on the derivative instruments, other comprehensive loss to general and administrative expenses	23	23
Gain or loss on the derivative instruments, other comprehensive loss to research and development expenses	46	52
Non-designated hedge transactions	$ 11,435	$ 8,032